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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07870

                          Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2008 through June 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.




                                    [IMAGE]



Pioneer Real Estate Shares
--------------------------------------------------------------------------------
Semiannual Report | June 30, 2008
--------------------------------------------------------------------------------



Ticker Symbols:
Class A   PWREX
Class B   PBREX
Class C   PCREX
Class Y   PYREX



[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             7

Prices and Distributions                                                      8

Performance Update                                                            9

Comparing Ongoing Fund Expenses                                              13

Schedule of Investments                                                      15

Financial Statements                                                         21

Notes To Financial Statements                                                29

Approval of Investment Advisory Agreement                                    37

Trustees, Officers and Service Providers                                     41


                   Pioneer Real Estate Shares | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However, a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows, while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index fell


2    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

12%. In each case, the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six-month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Real Estate Shares | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

The first half of 2008 was a difficult period for real estate stocks -- and U.S. equities in general -- as the slumping economy, soaring oil costs, falling home prices and difficulties in the credit markets weighed heavily on investors' minds. Nevertheless, in spite of great volatility, real estate investment trusts (REITs) outperformed the broader stock market, as Matthew Troxell of AEW Capital Management, L.P., the Fund's subadviser, explains in the following interview.

Q Why did real estate investments hold up better than other equity classes during the semiannual period ended 6/30/08?

A Much of the sector's resiliency was due to increased demand for the sector's defensive characteristics and from short positions being covered. REITs, however, were not immune to the conditions affecting the broader stock market during the six-month period. Difficulties in the credit markets weighed heavily on REITs as higher financing costs resulted in a sharp decline in commercial real estate transactions, which in turn put downward pressure on valuations. Deteriorating credit conditions also raised concerns over the outlook for underlying commercial property fundamentals, which could deteriorate in step with the broader economy.

   The U.S. REIT market, as measured by the Fund's benchmark -- the MSCI U.S. REIT Index -- returned -3. 5% for the six months ended June 30, 2008, with performance driven primarily by an 11% decline in June. For the same period, the Dow Jones Wilshire Real Estate Securities Index, the Fund's former benchmark, returned -3.41%. Comparatively, the broader stock market, as measured by the S&P 500 Index, was down 11.9% for the six months ended June 30, and dropped 8.4% in June.

Q  How did the Fund perform in this environment?

A For the six months ended June 30, 2008, the Fund's Class A shares posted a total return at net asset value of -3.11%, holding up better than the MSCI U.S. REIT Index and the Fund's peer group. The average return for the 242 funds in the Fund's Lipper category of real estate funds was -3.94%. Both stock selection and sector allocation had a modestly positive impact on the Fund's relative performance during the period. Stock selection in the industrial, hotel and healthcare sectors contributed to performance. Positive results in those sectors were partially offset by negative results in the apartment, triple net lease and shopping center sectors. Positive sector allocation results were primarily attributable to the Fund's overweighting in the better performing storage sector and underweighting to the lagging triple net lease sector.


4    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Q Could you highlight some of the holdings that contributed positively to performance?

A Certainly. Public Storage benefited from a strong first quarter 2008 earnings report that exceeded expectations. Liberty Property Trust, a defensive play, owns industrial and office properties primarily in the Eastern United States. This REIT was among the weakest performers in the industrial sector last year, and so some strengthening in its pricing during the first half of 2008 was not surprising. The performance of Simon Property Group, the largest REIT in North America, primarily reflected the defensive characteristics of the company's solid balance sheet.

Q  Which holdings proved most disappointing?

A Shares of iStar Financial lost significant ground primarily as a result of the negative impact of the company's July 2007 acquisition of a portfolio of commercial loans with some distressed assets. The performance of Host Hotels & Resorts, a slight overweight, was reflective of the hotel sector as a whole, which retreated during the period due to the slowing economy and the impact of rising fuel costs on travel. Federal Realty Investment Trust suffered from the economy's weaker growth and its negative impact on many retailers. (The shopping center sector was down almost 6% for the period). We continue to believe the companies represent solid values relative to their peers and have maintained the portfolio's overweight positions in all three stocks.

Q  How are the property sectors holding up given evidence of slower growth?

A In our view, underlying fundamentals have begun to react to the ongoing economic slowdown, particularly in those markets most affected by the housing market downturn. In the retail sector, property vacancies have crept up for several consecutive quarters as American consumers have become increasingly reluctant to spend. We do believe, however, that the sector should be fairly well positioned when demand recovers, since supply growth has been moderate. Office property vacancies have begun to climb in central business districts and to an even greater degree in suburban locations. Lack of demand is the primary concern, as supply remains in check and is likely to weaken further in the wake of the credit crunch. Within the industrial sector, fundamentals have probably topped out for this cycle as space availability has increased over the first half of 2008.

   Conditions in the apartment sector have been impacted, both negatively and positively, by troubles in the single-family housing sector. Rising foreclosures and stricter underwriting standards are forcing some home buyers and would-be buyers to become renters, while rentals of investor-owned


                   Pioneer Real Estate Shares | Semiannual Report | 6/30/08    5
   homes and condominiums are providing housing alternatives to would-be-renters. The conditions are likely to persist until a clear bottom is reached in single-family fundamentals.

   In the hotel sector, occupancies are a couple of percentage points lower than they were a year earlier, though room rates were still more than 3% above comparable levels a year earlier. Consequently, revenues per available room remained flat. We expect hotel occupancies to remain under pressure as both leisure and business travelers become more cautious in a slowing economy.

Q  What is your outlook?

A We believe that the housing sector, credit markets and oil prices will shape the degree to which the economy strengthens or weakens during the remainder of the year. The lack of a clear direction could make for additional bouts of volatility during the remainder of the year. Our investment process continues to focus on securities selection within each property sector, with the goal of identifying real estate stocks that we believe represent the greatest value in terms of upside potential. We expect to make incremental changes to our portfolios as values and catalysts continue to change.

The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


6    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Portfolio Summary | 6/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          83.3%
Temporary Cash Investments                                                  16.7%


Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Regional Mall                                                               19.8%
Apartment                                                                   15.0%
Office                                                                      13.9%
Diversified                                                                 13.2%
Storage                                                                     10.4%
Industrial                                                                   9.7%
Shopping Center                                                              9.3%
Healthcare                                                                   6.7%
Hotel                                                                        2.0%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


  1. Simon Property Group                                                   9.27%
--------------------------------------------------------------------------------
  2. Boston Properties, Inc.                                                5.97
--------------------------------------------------------------------------------
  3. Equity Residential Property Trust                                      5.92
--------------------------------------------------------------------------------
  4. Public Storage, Inc.                                                   5.35
--------------------------------------------------------------------------------
  5. Vornado Realty Trust                                                   5.05
--------------------------------------------------------------------------------
  6. AvalonBay Communities, Inc.                                            3.48
--------------------------------------------------------------------------------
  7. Regency Centers Corp.                                                  3.41
--------------------------------------------------------------------------------
  8. Liberty Property Trust                                                 3.37
--------------------------------------------------------------------------------
  9. The Macerich Co.                                                       3.35
--------------------------------------------------------------------------------
 10. Developers Diversified Realty Corp.                                    3.32
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any securities listed.


                   Pioneer Real Estate Shares | Semiannual Report | 6/30/08    7

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                     6/30/08                      12/31/07
--------------------------------------------------------------------------------
       A                        $20.92                       $ 21.94
--------------------------------------------------------------------------------
       B                        $20.68                       $ 21.68
--------------------------------------------------------------------------------
       C                        $20.71                       $ 21.72
--------------------------------------------------------------------------------
       Y                        $20.89                       $ 21.90
--------------------------------------------------------------------------------

Distributions Per Share: 1/1/08-6/30/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Short-Term          Long-Term
     Class           Dividends              Capital Gains      Capital Gains
--------------------------------------------------------------------------------
       A              $0.3600                  $ --               $ --
--------------------------------------------------------------------------------
       B              $0.2400                  $ --               $ --
--------------------------------------------------------------------------------
       C              $0.2600                  $ --               $ --
--------------------------------------------------------------------------------
       Y              $0.4200                  $ --               $ --
--------------------------------------------------------------------------------



8    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) US REIT Index and the Dow Jones Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2008)
---------------------------------------------------------------------
                                      Net Asset       Public Offering
Period                                Value (NAV)     Price (POP)
---------------------------------------------------------------------
10 Years                                9.94%           9.30%
5 Years                                14.51           13.16
1 Year                                -15.43          -20.28
---------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
---------------------------------------------------------------------
                                      Gross           Net
---------------------------------------------------------------------
                                        1.36%           1.36%
---------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Real            Dow Jones Wilshire          MSCI US
            Estate Shares     Real Estate Securities Index    REIT Index
6/98           $ 9,425                   $10,000                 $10,000
               $ 8,475                   $ 9,312                 $ 9,159
6/00           $ 8,824                   $ 9,726                 $ 9,468
               $10,563                   $12,112                 $11,697
6/02           $12,048                   $13,786                 $13,575
               $12,354                   $14,198                 $14,110
6/04           $15,826                   $18,359                 $17,825
               $21,286                   $24,661                 $23,695
6/06           $26,249                   $30,055                 $28,350
               $28,759                   $33,579                 $31,767
6/08           $24,322                   $28,402                 $27,274


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI US REIT Index is a widely-used index comprising a broad representation of the most actively traded real estate trusts and is designed to be a measure of real estate equity performance. The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index. Effective April 1, 2008, the Fund's benchmark changed to the MSCI REIT Index. The securities represented in the new index better reflect the types of securities in which the Fund is likely to invest.


                   Pioneer Real Estate Shares | Semiannual Report | 6/30/08    9

Performance Update | 6/30/08                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) US REIT Index and the Dow Jones Wilshire Real Estate Securities Index.


Average Annual Total Returns
(As of June 30, 2008)
-------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
-------------------------------------------------------------
10 Years                                9.03%           9.03%
5 Years                                13.49           13.49
1 Year                                -16.27          -19.03
-------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
-------------------------------------------------------------
                                      Gross           Net
-------------------------------------------------------------
                                        2.28%           2.28%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Real            Dow Jones Wilshire          MSCI US
            Estate Shares     Real Estate Securities Index    REIT Index
6/98           $10,000                   $10,000                 $10,000
               $ 8,918                   $ 9,312                 $ 9,159
6/00           $ 9,224                   $ 9,726                 $ 9,468
               $10,954                   $12,112                 $11,697
6/02           $12,393                   $13,786                 $13,575
               $12,609                   $14,198                 $14,110
6/04           $16,023                   $18,359                 $17,825
               $21,369                   $24,661                 $23,695
6/06           $26,107                   $30,055                 $28,350
               $28,352                   $33,579                 $31,767
6/08           $23,740                   $28,402                 $27,274


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI US REIT Index is a widely-used index comprising a broad representation of the most actively traded real estate trusts and is designed to be a measure of real estate equity performance. The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index. Effective April 1, 2008, the Fund's benchmark changed to the MSCI REIT Index. The securities represented in the new index better reflect the types of securities in which the Fund is likely to invest.


10    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) US REIT Index and the Dow Jones Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2008)
--------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------
10 Years                                9.09%           9.09%
5 Years                                13.58           13.58
1 Year                                -16.16          -16.16
--------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
--------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------
                                        2.17%           2.17%
--------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Real            Dow Jones Wilshire          MSCI US
            Estate Shares     Real Estate Securities Index    REIT Index
6/98           $10,000                   $10,000                 $10,000
               $ 8,909                   $ 9,312                 $ 9,159
6/00           $ 9,232                   $ 9,726                 $ 9,468
               $10,956                   $12,112                 $11,697
6/02           $12,402                   $13,786                 $13,575
               $12,628                   $14,198                 $14,110
6/04           $16,053                   $18,359                 $17,825
               $21,429                   $24,661                 $23,695
6/06           $26,205                   $30,055                 $28,350
               $28,467                   $33,579                 $31,767
6/08           $23,867                   $28,402                 $27,274


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI US REIT Index is a widely-used index comprising a broad representation of the most actively traded real estate trusts and is designed to be a measure of real estate equity performance. The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index. Effective April 1, 2008, the Fund's benchmark changed to the MSCI REIT Index. The securities represented in the new index better reflect the types of securities in which the Fund is likely to invest.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    11

Performance Update | 6/30/08                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in , compared to that of the Morgan Stanley Capital International (MSCI) US REIT Index and the Dow Jones Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2008)
--------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------
10 Years                               10.59%          10.59%
5 Years                                15.10           15.10
1 Year                                -14.98          -14.98
--------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
--------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------
                                        0.90%           0.90%
--------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Real            Dow Jones Wilshire          MSCI US
            Estate Shares     Real Estate Securities Index    REIT Index
6/98           $10,000                   $10,000                 $10,000
               $ 9,077                   $ 9,312                 $ 9,159
6/00           $ 9,520                   $ 9,726                 $ 9,468
               $11,452                   $12,112                 $11,697
6/02           $13,125                   $13,786                 $13,575
               $13,545                   $14,198                 $14,110
6/04           $17,451                   $18,359                 $17,825
               $23,589                   $24,661                 $23,695
6/06           $29,236                   $30,055                 $28,350
               $32,187                   $33,579                 $31,767
6/08           $27,366                   $28,402                 $27,274


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI US REIT Index is a widely-used index comprising a broad representation of the most actively traded real estate trusts and is designed to be a measure of real estate equity performance. The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index. Effective April 1, 2008, the Fund's benchmark changed to the MSCI REIT Index. The securities represented in the new index better reflect the types of securities in which the Fund is likely to invest.


12    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on actual returns from January 1, 2008 through June 30, 2008.


--------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value On 1/1/08
--------------------------------------------------------------------------------------
 Ending Account          $   968.90       $   964.20       $   964.70       $   971.90
 Value On 6/30/08
--------------------------------------------------------------------------------------
 Expenses Paid           $     7.44       $    12.36       $    11.63       $     4.76
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.52%, 2.53%, 2.38% and 0.97% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2008 through June 30, 2008.


--------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value On 1/1/08
--------------------------------------------------------------------------------------
 Ending Account          $ 1,017.30       $ 1,012.28       $ 1,013.03       $ 1,020.04
 Value On 6/30/08
--------------------------------------------------------------------------------------
 Expenses Paid           $     7.62       $    12.66       $    11.91       $     4.87
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.52%, 2.53%, 2.38% and 0.97% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


14    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Schedule of Investments | 6/30/08 (unaudited)


--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 98.0%
               CONSUMER SERVICES -- 1.9%
               Hotels, Resorts & Cruise Lines -- 1.9%
    74,500     Starwood Hotels & Resorts Worldwide, Inc.            $  2,985,215
                                                                    ------------
               Total Consumer Services                              $  2,985,215
--------------------------------------------------------------------------------
               REAL ESTATE -- 96.0%
               Diversified Real Estate Investment Trusts -- 9.2%
   155,000     Liberty Property Trust                               $  5,138,250
    30,000     PS Business Parks, Inc.*                                1,548,000
    87,500     Vornado Realty Trust (b)                                7,700,000
                                                                    ------------
                                                                    $ 14,386,250
--------------------------------------------------------------------------------
               Industrial Real Estate Investment Trusts -- 9.5%
    79,500     AMB Property Corp. (b)                               $  4,005,210
   365,000     DCT Industrial Trust, Inc.                              3,022,200
    83,300     Dupont Fabros Technology, Inc. (b)                      1,552,712
    79,700     First Potomac Realty Trust                              1,214,628
    92,500     ProLogis Trust                                          5,027,375
                                                                    ------------
                                                                    $ 14,822,125
--------------------------------------------------------------------------------
               Mortgage Real Estate Investment Trusts -- 0.6%
    74,900     iStar Financial, Inc. (b)                            $    989,429
--------------------------------------------------------------------------------
               Office Real Estate Investment Trusts -- 13.7%
    85,000     BioMed Property Trust, Inc.                          $  2,085,050
   100,800     Boston Properties, Inc. (b)                             9,094,176
   117,500     Brandywine Realty Trust (b)                             1,851,800
    73,000     Corporate Office Properties Trust                       2,506,090
    37,500     Digital Realty Trust, Inc. (b)                          1,534,125
   198,100     HRPT Properties Trust (b)                               1,341,137
    60,000     Kilroy Realty Corp.                                     2,821,800
                                                                    ------------
                                                                    $ 21,234,178
--------------------------------------------------------------------------------
               Real Estate Management & Development -- 3.1%
   270,000     Brookfield Properties Corp.                          $  4,803,300
--------------------------------------------------------------------------------
               Residential Real Estate Investment Trust -- 14.6%
    91,575     Apartment Investment & Management Co.                $  3,119,045
    59,500     AvalonBay Communities, Inc.*                            5,305,020
    90,600     Camden Property Trust*                                  4,009,956
   235,900     Equity Residential Property Trust (b)                   9,027,893
    58,500     United Dominion Realty Trust, Inc. (b)                  1,309,230
                                                                    ------------
                                                                    $ 22,771,144
--------------------------------------------------------------------------------
               Retail Real Estate Investment Trusts -- 28.5%
   145,800     Developers Diversified Realty Corp. (b)              $  5,060,718
    66,600     Federal Realty Investment Trust                         4,595,400
    92,500     General Growth Properties, Inc. (b)                     3,240,275
    83,200     Kimco Realty Corp. (b)                                  2,872,064

The accompanying notes are an integral part of these financial statements.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    15

-----------------------------------------------------------------------------------------
Shares                                                                       Value
-----------------------------------------------------------------------------------------
               Retail Real Estate Investment Trusts -- (continued)
   110,200     Kite Realty Group Trust                                       $  1,377,500
    88,000     Regency Centers Corp.                                            5,202,560
   157,100     Simon Property Group, Inc.                                      14,121,719
    56,600     Taubman Centers, Inc.                                            2,753,590
    82,200     The Macerich Co. (b)                                             5,107,086
                                                                             ------------
                                                                             $ 44,330,912
-----------------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 16.8%
   177,900     Ashford Hospitality Trust                                     $    821,898
   123,000     Extra Space Storage, Inc. (b)                                    1,889,280
    73,000     HCP, Inc. (b)                                                    2,322,130
    15,100     Hospitality Properties Trust                                       369,346
   339,100     Host Hotels & Resorts, Inc.                                      4,628,715
   160,000     Nationwide Health Properties, Inc. (b)                           5,038,400
   171,200     Omega Healthcare Investors, Inc.                                 2,850,480
   101,000     Public Storage, Inc.                                             8,159,790
                                                                             ------------
                                                                             $ 26,080,039
                                                                             ------------
               Total Real Estate                                             $149,417,377
-----------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $109,547,041)                                           $152,402,592
-----------------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 19.6%
               Repurchase Agreements -- 1.5%
   465,000     Bank of America, 2.2%, dated 6/30/08, repurchase price of
               $465,000 plus accrued interest on 7/1/08 collateralized by the following:
                 $1,256,027 Federal National Mortgage Association,
                   5.5%, 6/1/33                                              $    465,000
   465,000     Barclays Plc, 2.27%, dated 6/30/08, repurchase price of
               $465,000 plus accrued interest on 7/2/08 collateralized by the following:
                 $282,692 Federal Home Loan Mortgage Corp.,
                   4.171 - 6.27%, 12/1/34 - 10/1/37
                 $290,482 Federal National Mortgage Association,
                   4.024 - 6.082%, 8/1/36 - 2/1/48                                465,000
   470,000     Deutsche Bank, 2.3%, dated 6/30/08, repurchase price of
               $470,000 plus accrued interest on 7/1/08 collateralized by the following:
                 $115,811 Federal National Mortgage Association (ARM),
                   4.708 - 5.887%, 12/1/13 - 3/1/37
                 $87,817 Federal Home Loan Mortgage Corp.,
                   4.703 - 4.704%, 12/1/35 - 3/1/35
                 $360,998 Freddie Mac Giant,
                   4.5 - 7.0%, 10/1/34 - 5/1/38
                 $193,862 U.S. Treasury Strip, 0.0%, 8/15/22                      470,000

The accompanying notes are an integral part of these financial statements.


16    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Shares                                                                     Value
               Repurchase Agreements -- (continued)
  465,000      JP Morgan, 2.26%, dated 6/30/08, repurchase price of
               $465,000 plus accrued interest on 7/1/08 collateralized
               by $517,064 Federal National Mortgage Association,
               4.5 - 6.5%, 3/1/23 - 5/1/38                                 $    465,000
  465,000      Merrill Lynch, 2.5%, dated 6/30/08, repurchase price of
               $460,000 plus accrued interest on 7/1/08 collateralized
               by $580,498 Federal Home Loan Mortgage Corp.,
               5.065 - 6.025%, 9/1/36 - 4/1/38                                  465,000
                                                                           ------------
                                                                           $  2,330,000
                                                                           ------------
               Total Repurchase Agreements                                 $  2,330,000
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Principal
Amount
---------------------------------------------------------------------------------------
                 SECURITIES LENDING COLLATERAL -- 18.1% (c)
                 Certificates of Deposit:
$   577,782      American Express, 2.72, 8/8/08                            $    577,782
    432,472      Bank of America, 2.88%, 8/11/08                                432,472
    432,472      Citibank, 2.85%, 7/29/08                                       432,472
    155,731      Banco Santander NY, 2.80%, 10/7/08                             155,731
    432,906      Banco Santander NY, 3.09%, 12/22/08                            432,906
    432,326      Bank of Nova Scotia, 3.18%, 5/05/09                            432,326
    216,236      Bank of Scotland NY, 2.73%, 7/11/08                            216,236
    216,236      Bank of Scotland NY, 2.72%, 8/15/08                            216,236
    155,516      Bank of Scotland NY, 2.89%, 11/4/08                            155,516
    216,093      Bank of Scotland NY, 3.03%, 9/26/08                            216,093
    778,448      Barclay's Bank, 3.18% 5/27/09                                  778,448
    648,714      Bank Bovespa NY, 2.705%, 8/8/08                                648,714
    432,472      BNP Paribas NY, 2.88%, 7/23/08                                 432,472
    259,487      Calyon NY, 2.85%, 8/25/08                                      259,487
    363,276      Calyon NY, 2.64%, 9/29/08                                      363,276
    137,166      Calyon NY, 2.69%, 01/16/09                                     137,166
    358,951      Commonwealth Bank of Australia NY, 2.63%, 7/11/08              358,951
    363,276      Deutsche Bank Financial, 2.72%, 7/30/08                        363,276
    173,005      Deutsche Bank Financial, 2.72%, 8/4/08                         173,005
    354,628      Dexia Bank NY, 2.69%, 8/7/08                                   354,628
     86,489      Dexia Bank NY, 2.65%, 08/12/08                                  86,489
    320,453      Dexia Bank NY, 3.37%, 09/29/08                                 320,453
    778,449      DNB NOR Bank ASA NY, 2.90%, 6/8/09                             778,449
     37,150      Fortis, 3.11%, 09/30/08                                         37,150
    792,288      Intesa SanPaolo S.p.A., 2.72%, 5/22/09                         792,288
    377,115      Lloyds Bank, 2.61%, 7/11/08                                    377,115
    216,236      Lloyds Bank, 2.61%, 8/18/08                                    216,236
    294,081      Natixis, 2.83%, 8/4/08                                         294,081
    432,472      NORDEA NY, 2.81%, 8/29/08                                      432,472
     49,971      NORDEA NY, 2.72%, 4/9/09                                        49,971

The accompanying notes are an integral part of these financial statements.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    17

--------------------------------------------------------------------------------
Principal
Amount                                                             Value
--------------------------------------------------------------------------------
                Certificates of Deposit: (continued)
$   41,446      NORDEA NY, 2.73%, 12/01/08                         $     41,446
    69,180      Rabobank Nederland NY, 2.37%, 8/29/08                    69,180
   216,236      Royal Bank of Canada NY, 2.57%, 7/15/08                 216,236
   432,479      Royal Bank of Canada NY, 2.6%, 9/5/08                   432,479
   259,483      Bank of Scotland NY, 2.7%, 8/1/08                       259,483
   259,665      Bank of Scotland NY, 2.96%, 11/3/08                     259,665
   166,935      Skandinavian Enskilda Bank NY, 2.70%, 7/17/08           166,935
    50,129      Skandinavian Enskilda Bank NY, 3.18%, 09/22/08           50,129
    86,283      Skandinavian Enskilda Bank NY, 3.06%, 02/13/09           86,283
   172,989      Svenska Bank NY, 2.70%, 7/17/08                         172,989
   358,951      Svenska Bank NY, 2.55%, 7/11/08                         358,951
   544,914      Toronto Dominion Bank NY, 2.77%, 9/5/08                 544,914
   259,483      Toronto Dominion Bank NY, 2.75%, 11/5/08                259,483
    86,306      Wachovia, 3.62%, 10/28/08                                86,306
                                                                   ------------
                                                                   $ 13,526,376
--------------------------------------------------------------------------------
                Commercial Paper:
$  132,922      Bank of America, 2.70%, 8/26/08                    $    132,922
   172,480      Bank of America, 2.60%, 8/11/08                         172,480
   129,645      CBA, 2.70%, 7/11/08                                     129,645
   344,773      CBA, 2.88%, 8/18/08                                     344,773
    86,446      Deutsche Bank Financial, 2.72%, 7/9/08                   86,446
    86,357      HSBC, 2.89% 7/21/08                                      86,357
   429,671      HSBC, 2.88%, 9/29/08                                    429,671
   344,905      ING Funding, 2.70%, 8/13/08                             344,905
   129,649      Natixis, 2.87%, 7/10/08                                 129,649
   129,524      Natixis, 2.87%, 7/21/08                                 129,524
   106,582      PARFIN, 3.18%, 8/1/08                                   106,582
   171,396      Royal Bank of Scotland, 2.66%, 10/21/08                 171,396
    86,487      Societe Generale, 2.98%, 7/2/08                          86,487
   215,729      Societe Generale, 2.93%, 7/30/08                        215,729
   172,499      Societe Generale, 3.18%, 8/5/08                         172,499
   344,668      Societe Generale, 3.18%, 8/22/08                        344,668
   172,479      SVSS NY, 3.18%, 8/11/08                                 172,479
    82,281      Bank Bovespa NY, 2.79%, 3/12/09                          82,281
   389,136      General Electric Capital Corp., 2.77%, 1/5/09           389,136
   432,312      General Electric Capital Corp., 2.82%, 3/16/09          432,312
   159,930      IBM, 3.18%, 2/13/09                                     159,930
   432,472      IBM, 3.18%, 6/26/09                                     432,472
   778,449      Met Life Global Funding, 3.16%, 6/12/09                 778,449
   735,202      WestPac, 3.18%, 6/1/09                                  735,202
                                                                   ------------
                                                                   $  6,265,994
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

--------------------------------------------------------------------------------
Principal
Amount                                                            Value
--------------------------------------------------------------------------------
                 Mutual Funds:
$ 518,966        BlackRock Liquidity Money Market Fund, 3.18%     $    518,966
  674,915        Dreyfus Preferred Money Market Fund, 3.18%            674,915
                                                                  ------------
                                                                  $  1,193,881
------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
1,839,535        Deutsche Bank, 2.5% 7/1/08                       $  1,839,535
5,189,660        Lehman Brothers, 2.65% 7/1/08                       5,189,660
                                                                  ------------
                                                                  $  7,029,195
------------------------------------------------------------------------------
                 Other:
 215,073         ABS CFAT 2008-A A1, 3.005%, 4/27/09              $    215,073
                                                                  ------------
                 Total Securities Lending Collateral              $ 28,230,520
------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $30,560,520)                               $ 30,560,520
------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 117.6%
                 (Cost $153,144,780) (a)                          $182,963,112
------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (17.6)%          $(27,395,210)
------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                       $155,567,902
==============================================================================

*     Non-income producing security.


(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $154,277,428 was as follows:

      Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost.           $39,314,534
      Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value.           (10,628,850)
                                                                   -----------
      Net unrealized gain                                          $28,685,684
                                                                   ===========

The accompanying notes are an integral part of these financial statements.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    19

(b)   At June 30, 2008, the following securities were out on loan:

--------------------------------------------------------------------------------
    Shares        Security                                           Value
--------------------------------------------------------------------------------
       10,000     AMB Property Corp.                                 $   502,800
        2,500     Boston Properties, Inc.                                225,175
       53,900     Brandywine Realty Trust                                857,010
      140,000     Developers Diversified Realty Corp.                  4,873,400
       37,000     Digital Realty Trust, Inc.                           1,502,570
       22,000     Dupont Fabros Technology, Inc.                         413,600
       29,500     Equity Residential Property Trust                    1,128,375
       34,900     Extra Space Storage, Inc.                              533,970
       13,100     General Growth Properties, Inc.                        460,072
       57,000     HCP, Inc.                                            1,796,640
      195,350     HRPT Properties Trust                                1,342,055
       74,055     iStar Financial, Inc.                                1,001,224
       82,300     Kimco Realty Corp.                                   2,861,570
       12,200     The Macerich Co.                                       757,620
       14,800     Nationwide Health Properties, Inc.                     466,200
       50,000     United Dominion Realty Trust, Inc.                   1,119,000
       86,000     Vornado Realty Trust                                 7,495,760
--------------------------------------------------------------------------------
                  Total                                              $27,337,041
================================================================================

(c)   Securities lending collateral is managed by Credit Suisse.


Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2008 aggregated 5,398,851 and 17,422,822 respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

-------------------------------------------------------------------------------------
                                                                         Other
                                                        Investments in   Financial
     Valuation Inputs                                   Securities       Instruments*
-------------------------------------------------------------------------------------
     Level 1 -- Quoted Prices                           $ 152,402,592            --
     Level 2 -- Other Significant Observable Inputs        30,560,520            --
     Level 3 -- Significant Unobservable Inputs                    --            --
-------------------------------------------------------------------------------------
     Total                                              $ 182,963,112            --
=====================================================================================

The accompanying notes are an integral part of these financial statements.


20    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Statement of Assets and Liabilities | 6/30/08 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $27,337,042)
   (cost $153,144,780)                                                      $182,963,112
  Cash                                                                           269,750
  Receivables -
   Investment securities sold                                                     36,478
   Fund shares sold                                                               54,681
   Dividends and interest                                                        768,076
  Other                                                                           45,865
----------------------------------------------------------------------------------------
     Total assets                                                           $184,137,962
----------------------------------------------------------------------------------------
LIABILITIES:
  Payables -
   Investment securities purchased                                          $     61,873
   Fund shares repurchased                                                       180,548
   Upon return of securities loaned                                           28,230,520
  Due to affiliates                                                               54,499
  Accrued expenses                                                                42,620
----------------------------------------------------------------------------------------
     Total liabilities                                                      $ 28,570,060
----------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                           $129,304,180
  Undistributed net investment income                                            162,830
  Accumulated net realized loss on investments                                (3,717,440)
  Net unrealized gain on investments                                          29,818,332
----------------------------------------------------------------------------------------
     Total net assets                                                       $155,567,902
----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $88,811,459/4,245,308 shares)                           $      20.92
  Class B (based on $15,422,288/745,899 shares)                             $      20.68
  Class C (based on $13,245,881/639,653 shares)                             $      20.71
  Class Y (based on $38,088,274/1,823,630 shares)                           $      20.89
MAXIMUM OFFERING PRICE:
  Class A ($20.92 [divided by] 94.25%)                                      $      22.20
========================================================================================

The accompanying notes are an integral part of these financial statements.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    21

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $11,340)     $3,677,529
  Interest                                                     74,848
  Income from securities loaned, net                           45,295
-----------------------------------------------------------------------------------------
     Total investment income                                                 $  3,797,672
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $  669,677
  Transfer agent fees and expenses
   Class A                                                    150,965
   Class B                                                     48,155
   Class C                                                     29,404
   Class Y                                                        440
  Distribution fees
   Class A                                                    120,439
   Class B                                                     84,389
   Class C                                                     70,621
  Administrative fees                                          18,835
  Custodian fees                                               15,884
  Registration fees                                            30,932
  Professional fees                                            28,273
  Printing expense                                             19,727
  Fees and expenses of nonaffiliated trustees                   3,529
  Miscellaneous                                                20,431
-----------------------------------------------------------------------------------------
     Total expenses                                                          $  1,311,701
     Less fees paid indirectly                                                     (4,701)
-----------------------------------------------------------------------------------------
     Net expenses                                                            $  1,307,000
-----------------------------------------------------------------------------------------
       Net investment income                                                 $  2,490,672
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                           $ (2,584,792)
-----------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                               $ (5,388,787)
-----------------------------------------------------------------------------------------
  Net loss on investments                                                    $ (7,973,579)
-----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                       $ (5,482,907)
=========================================================================================

The accompanying notes are an integral part of these financial statements.


22    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Statement of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/31/07, respectively

---------------------------------------------------------------------------------------------
                                                            Six Months Ended
                                                            6/30/08              Year Ended
                                                            (unaudited)          12/31/07
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                         $   2,490,672      $  2,590,458
Net realized gain (loss) on investments                          (2,584,792)       28,550,165
Change in net unrealized loss on investments                     (5,388,787)      (78,881,246)
---------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations       $  (5,482,907)     $(47,740,623)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.36 and $0.36 per share, respectively)          $  (1,536,578)     $ (1,632,527)
   Class B ($0.24 and $0.07 per share, respectively)               (179,098)          (65,436)
   Class C ($0.26 and $0.11 per share, respectively)               (165,526)          (78,925)
   Class Y ($0.42 and $0.50 per share, respectively)               (766,744)         (835,689)
Net realized gain:
   Class A ($0.00 and $4.37 per share, respectively)                     --       (17,216,824)
   Class B ($0.00 and $4.37 per share, respectively)                     --        (3,341,072)
   Class C ($0.00 and $4.37 per share, respectively)                     --        (2,655,779)
   Class Y ($0.00 and $4.37 per share, respectively)                               (7,701,384)
---------------------------------------------------------------------------------------------
     Total distributions to shareowners                       $  (2,647,946)     $(33,527,636)
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                              $  17,585,022      $ 63,752,735
Reinvestment of distributions                                     2,404,659        30,505,083
Cost of shares repurchased                                      (32,213,408)     (109,241,936)
---------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from fund
     share transactions                                       $ (12,223,727)     $(14,984,118)
---------------------------------------------------------------------------------------------
   Net decrease in net assets                                 $ (20,354,580)     $(96,252,377)
NET ASSETS:
Beginning of period                                             175,922,482       272,174,859
---------------------------------------------------------------------------------------------
End of period                                                 $ 155,567,902      $175,922,482
---------------------------------------------------------------------------------------------
Undistributed net investment income                           $     162,830      $    320,104
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    23

                                    '08 Shares    '08 Amount      '07 Shares      '07 Amount
                                    (unaudited)   (unaudited)
Class A
Shares sold                           522,262     $11,747,205         994,319     $ 32,914,661
Reinvestment of distributions          61,284       1,373,627         743,988       16,861,749
Less shares repurchased              (790,995)    (17,578,449)     (2,217,291)     (68,683,661)
----------------------------------------------------------------------------------------------
   Net decrease                      (207,449)    $(4,457,617)       (478,984)    $(18,907,251)
==============================================================================================
Class B
Shares sold                            89,487     $ 1,986,185         209,823     $  6,894,004
Reinvestment of distributions           7,477         165,155         140,171        3,090,523
Less shares repurchased              (198,016)     (4,240,058)       (585,583)     (18,011,134)
----------------------------------------------------------------------------------------------
   Net decrease                      (101,052)    $(2,088,718)       (235,589)    $ (8,026,607)
==============================================================================================
Class C
Shares sold                            83,729     $ 1,876,534         226,661     $  7,194,207
Reinvestment of distributions           6,383         141,563         107,365        2,374,472
Less shares repurchased              (147,390)     (3,147,891)       (466,697)     (14,390,437)
----------------------------------------------------------------------------------------------
   Net decrease                       (57,278)    $(1,129,794)       (132,671)    $ (4,821,758)
==============================================================================================
Class Y
Shares sold                            90,758     $ 1,975,098         564,016     $ 16,749,863
Reinvestment of distributions          32,378         724,314         362,948        8,178,339
Less shares repurchased              (341,486)     (7,247,010)       (290,653)      (8,156,704)
----------------------------------------------------------------------------------------------
   Net increase (decrease)           (218,350)    $(4,547,598)        636,311     $ 16,771,498
==============================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Financial Highlights

                                                          Six Months
                                                          Ended
                                                          6/30/2008    Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                          (unaudited)  12/31/07    12/31/06     12/31/05     12/31/04(a)  12/31/03
Class A
Net asset value, beginning of period                      $ 21.94      $ 33.07     $  25.87     $  24.52     $ 19.55      $ 15.30
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.34      $  0.36     $   0.28     $   0.28     $  0.39      $  0.65
 Net realized and unrealized gain (loss) on investments     (1.00)       (6.76)        8.88         3.29        6.31         4.33
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ (0.66)     $ (6.40)    $   9.16     $   3.57     $  6.70      $  4.98
Distributions to shareowners:
 Net investment income                                      (0.36)       (0.36)       (0.28)       (0.24)      (0.40)       (0.73)
 Net realized gain                                             --        (4.37)       (1.68)       (1.84)      (1.33)          --
 Tax return of capital                                         --           --           --        (0.14)         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ (1.02)     $(11.13)    $   7.20     $   1.35     $  4.97      $  4.25
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 20.92      $ 21.94     $  33.07     $  25.87     $ 24.52      $ 19.55
====================================================================================================================================
Total return*                                               (3.11)%     (19.39)%      35.79%       14.79%      35.26%       33.27%
Ratio of net expenses to average net assets+                 1.53%**     1.36%         1.37%        1.50%       1.56%        1.68%
Ratio of net investment income to average net assets+        3.01%**     1.10%         0.98%        1.14%       1.85%        3.81%
Portfolio turnover rate                                         7%**       21%           20%          24%         34%          36%
Net assets, end of period (in thousands)                  $88,811      $97,691     $163,088     $110,217     $94,198      $61,455
Ratios with reductions for fees paid indirectly:
 Net expenses                                                1.53%**      1.36%        1.37%        1.50%       1.56%        1.68%
 Net investment income                                       3.01%**      1.10%        0.98%        1.14%       1.85%        3.81%
Ratios with waiver of management fees and reduction
 for fees paid indirectly:
 Net expenses                                                1.52%**      1.35%        1.36%        1.50%       1.56%        1.68%
 Net investment income                                       3.02%**      1.11%        0.99%        1.14%       1.85%        3.81%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


                    Pioneer Real Estate Shares | Semiannual Report | 6/30/08  25

                                                          Six Months
                                                          Ended
                                                          6/30/2008    Year Ended   Year Ended   Year Ended  Year Ended   Year Ended
                                                          (unaudited)  12/31/07     12/31/06     12/31/05    12/31/04(a)  12/31/03
Class B
Net asset value, beginning of period                      $ 21.68      $  32.74     $ 25.64      $ 24.32     $ 19.40      $ 15.17
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.24      $   0.06     $  0.01      $  0.06     $  0.19      $  0.51
 Net realized and unrealized gain (loss) on investments     (1.00)        (6.68)       8.78         3.24        6.28         4.30
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ (0.76)     $  (6.61)    $  8.79      $  3.30     $  6.47      $  4.81
Distributions to shareowners:
 Net investment income                                      (0.24)        (0.07)      (0.01)       (0.05)      (0.22)      ( 0.58)
 Net realized gain                                             --         (4.37)      (1.68)       (1.84)      (1.33)          --
 Tax return of capital                                         --            --          --        (0.09)         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ (1.00)     $ (11.06)    $  7.10      $  1.32     $  4.92      $  4.23
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 20.68      $  21.68     $ 32.74      $ 25.64     $ 24.32      $ 19.40
====================================================================================================================================
Total return*                                              (3.58)%      (20.14)%      34.51%       13.72%      34.20%       32.30%
Ratio of net expenses to average net assets+                 2.54%**       2.28%       2.31%        2.42%       2.37%        2.50%
Ratio of net investment income to average net assets+        1.98%**       0.11%       0.00%(b)     0.14%       0.96%        2.98%
Portfolio turnover rate                                         7%**         21%         20%          24%         34%          36%
Net assets, end of period (in thousands)                  $15,422      $ 18,364     $35,442      $29,992     $39,833      $37,325
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.54%**       2.28%       2.31%        2.42%       2.37%        2.50%
 Net investment income                                       1.98%**       0.11%       0.00%(b)     0.14%       0.96%        2.98%
Ratios with waiver of management fees and reduction
 for fees paid indirectly:
 Net expenses                                                2.53%**       2.26%       2.30%        2.42%       2.37%        2.50%
 Net investment income                                       1.99%**       0.13%       0.01%        0.14%       0.96%        2.98%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b) Amount rounds to less than 0.01% per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


26  Pioneer Real Estate Shares | Semiannual Report | 6/30/08

                                                          Six Months
                                                          Ended
                                                          6/30/2008     Year Ended  Year Ended   Year Ended  Year Ended   Year Ended
                                                          (unaudited    12/31/07    12/31/06     12/31/05    12/31/04(a)  12/31/03
Class C
Net asset value, beginning of period                      $ 21.72       $ 32.80     $ 25.68      $ 24.35     $ 19.42      $ 15.20
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.24       $  0.10     $  0.02      $  0.08     $  0.20      $  0.52
 Net realized and unrealized gain (loss) on investments     (0.99)        (6.70)       8.80         3.26        6.29         4.31
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ (0.75)      $ (6.60)    $  8.82      $  3.34     $  6.49      $  4.83
Distributions to shareowners:
 Net investment income                                      (0.26)        (0.11)      (0.02)       (0.07)      (0.23)       (0.61)
 Net realized gain                                             --         (4.37)      (1.68)       (1.84)      (1.33)          --
 Tax return of capital                                         --            --          --        (0.10)         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ (1.01)      $(11.08)    $  7.12      $  1.33     $  4.93      $  4.22
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 20.71       $ 21.72     $ 32.80      $ 25.68     $ 24.35      $ 19.42
====================================================================================================================================
Total return*                                               (3.53)%      (20.07)%     34.60%       13.85%      34.27%       32.35%
Ratio of net expenses to average net assets+                 2.38%**       2.17%       2.24%        2.32%       2.34%        2.39%
Ratio of net investment income to average net assets+        2.16%**       0.26%       0.10%        0.27%       1.02%        3.20%
Portfolio turnover rate                                         7%**         21%         20%          24%         34%          36%
Net assets, end of period (in thousands)                  $13,246       $15,139     $27,209      $19,824     $20,675      $14,686
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.38%**       2.17%       2.24%        2.32%       2.34%        2.39%
 Net investment income                                       2.16%**       0.26%       0.10%        0.27%       1.02%        3.20%
Ratios with waiver of management fees and reduction
 for fees paid indirectly:
 Net expenses                                                2.38%**       2.16%       2.23%        2.32%       2.34%        2.39%
 Net investment income                                       2.16%**       0.27%       0.11%        0.27%       1.02%        3.20%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


                    Pioneer Real Estate Shares | Semiannual Report | 6/30/08  27

                                                          Six Months
                                                          Ended
                                                          6/30/2008    Year Ended   Year Ended   Year Ended  Year Ended   Year Ended
                                                          (unaudited)  12/31/07     12/31/06     12/31/05    12/31/04(a)  12/31/03
CLASS Y
Net asset value, beginning of period                      $ 21.90       $ 33.03     $ 25.84      $ 24.49     $ 19.53      $ 15.27
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.41       $  0.49     $  0.42      $  0.35     $  0.50      $  0.76
 Net realized and unrealized gain (loss) on investments     (1.00)        (6.75)       8.87         3.34        6.31         4.33
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ (0.59)      $ (6.26)    $  9.29      $  3.69     $  6.81      $  5.09
Distributions to shareowners:
 Net investment income                                      (0.42)        (0.50)      (0.42)       (0.34)      (0.52)      ( 0.83)
 Net realized gain                                             --         (4.37)      (1.68)       (1.84)      (1.33)          --
 Tax return of capital                                         --            --          --        (0.16)         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ (1.01)      $(11.13)    $  7.19      $  1.35     $  4.96      $  4.26
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 20.89       $ 21.90     $ 33.03      $ 25.84     $ 24.49      $ 19.53
====================================================================================================================================
Total return*                                                2.81%       (19.03)%     36.43%       15.36%      35.97%       34.16%
Ratio of net expenses to average net assets+                 0.97%**       0.90%       0.87%        1.00%       1.01%        1.05%
Ratio of net investment income to average net assets+        3.57%**       1.81%       1.54%        1.84%       2.47%        4.47%
Portfolio turnover rate                                         7%**         21%         20%          24%         34%          36%
Net assets, end of period (in thousands)                  $38,088       $44,729     $46,436      $26,490     $ 9,172      $ 4,984
Ratios with reduction for fees paid indirectly:
 Net expenses                                                0.97%**       0.90%       0.87%        1.00%       1.01%        1.05%
 Net investment income                                       3.57%**       1.81%       1.54%        1.84%       2.47%        4.47%
Ratios with waiver of management fees and reduction
 for fees paid indirectly:
 Net expenses                                                0.97%**       0.90%       0.87%        1.00%       1.01%        1.05%
 Net investment income                                       3.57%**       1.81%       1.54%        1.84%       2.47%        4.47%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+   Ratio with no reduction for fees paid indirectly.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


28  Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Notes To Financial Statements | 6/30/08 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults of their borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    29

A. Security Valuation

   Security transactions are recorded on trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2008, there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist. A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be


30    Pioneer Real Estate Shares | Semiannual Report | 6/30/08
  determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

  The Fund has reclassified $320,073 to decrease undistributed net investment income, $277,015 to decrease accumulated realized loss on investments and $43,058 to increase paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value and is designed to present the Fund's capital accounts on a tax basis.

  The tax character of distributions paid during the years ended December 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                            2007
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                   $ 3,370,381
   Long-term capital gain                                             30,157,255
--------------------------------------------------------------------------------
     Total                                                           $33,527,636
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007:



--------------------------------------------------------------------------------
                                                                            2007
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed Net Investment Income                               $   320,104
   Unrealized appreciation                                            34,074,471
--------------------------------------------------------------------------------
     Total                                                           $34,394,575
================================================================================

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares on trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit. PFD earned $1,286 in underwriting commissions on the sale of Class A shares during the period ended June 30, 2008.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
   Note 4).


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    31

   Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y can bear different transfer agent and distribution fees.

E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets. PIM pays a portion of the fee it receives from the Fund to AEW Management and Advisors L.P. as compensation for sub-advisory services to the Fund.


32    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the statement of Assets and Liabilities is $10,535 in management fees, administrative costs and certain other services payable at June 30, 2008.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $39,785 in transfer agent fees payable to PIMSS at June 30, 2008.

4. Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the Fund's average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,179 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended June 30, 2008, CDSCs in the amount of $41,378 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2008, the Fund's expenses were reduced by $4,701 under such arrangements.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    33

6. Line of Credit Facility

The Fund along with certain other funds in the Pioneer Family of Funds (the Funds) collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2008, the Fund had no borrowings under this agreement.

7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Results of Shareholder Meeting
At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:


---------------------------------------------------------------------------------------------
                                                                                    Broker
                            For                  Withhold          Abstain          Non-Votes
---------------------------------------------------------------------------------------------
 Proposal 1 -- To elect Trustees
  John F. Cogan, Jr.       6,114,586.773         70,247.796        19,603.528               0
  Daniel K. Kingsbury      6,116,108.773         68,725.796        19,603.528               0
  David R. Bock            6,108,361.989         76,472.579        19,603.528               0
  Mary K. Bush             6,052,713.285        132,121.283        19,603.528               0
  Benjamin M. Friedman     6,112,788.312         72,046.256        19,603.528               0
  Margaret B.W. Graham     6,051,663.574        133,170.995        19,603.528               0
  Thomas J. Perna          6,113,838.024         70,996.545        19,603.528               0
  Marguerite A. Piret      6,101,084.636         83,749.933        19,603.528               0
  Stephen K. West          6,114,235.547         70,599.022        19,603.528               0
  John Winthrop            6,114,524.047         70,310.522        19,603.528               0

------------------------------------------------------------------------------------------------------
                                                                                         Broker
                                 For                  Against            Abstain         Non-Votes
------------------------------------------------------------------------------------------------------
 Proposal 2 -- To approve an
 amendment to the
 Declaration of Trust           4,575,837.534        117,206.555        91,756.007       1,419,638.000


34    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

-------------------------------------------------------------------------------------------------------------
                                                                                               Broker
                                     For                  Against            Abstain           Non-Votes
-------------------------------------------------------------------------------------------------------------
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                              4,583,074.825         107,088.960        94,636.310       1,419,638.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                       4,569,518.583         120,647.203        94,634.310       1,419,638.000
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending         4,577,192.978         110,974.252        96,632.866       1,419,638.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities                  4,598,869.598          90,081.704        95,848.794       1,419,638.000
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate     4,593,160.066          97,313.236        94,326.794       1,419,638.000
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                        4,584,301.165          98,163.065        102,335.866       1,419,638.000
 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                      4,598,365.553          92,948.749        93,485.794       1,419,638.000
 Proposal 3H -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification                    4,591,536.081         102,146.221        91,177.794       1,419,638.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                        4,560,519.002         130,693.785        93,587.309       1,419,638.000


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    35

--------------------------------------------------------------------------------------------------------
                                                                                           Broker
                                 For                  Against            Abstain           Non-Votes
--------------------------------------------------------------------------------------------------------
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                       4,638,063.107        74,017.135         72,719.854         1,419,638.000

--------------------------------------------------------------------------------------------------------
                                                                                           Broker
                                 For                  Against            Abstain           Non-Votes
--------------------------------------------------------------------------------------------------------
 Proposal 5 -- To approve
 a policy allowing the
 appointment of unaffiliated
 sub-advisers and
 amendments to sub-
 advisory agreements without
 shareholder approval           4,512,749.655        161,671.889        110,378.552        1,419,638.000


36    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    37
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007, in the second quintile of its Morningstar category for the three year period ended June 30, 2007 and in the third quintile of its Morningstar category for the five year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management


38    Pioneer Real Estate Shares | Semiannual Report | 6/30/08
fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.


Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30,


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    39

2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period and that, on a hypothetical basis, such fee would be in the second or third quintile relative to the peer group at higher asset levels. The Trustees also considered the relatively small size of the Fund compared to its peer group Morningstar category. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


40    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

Trustees, Officers and Service Providers

Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Daniel K. Kingsbury, Executive
Mary K. Bush                                 Vice President
Benjamin M. Friedman                        Mark E. Bradley, Treasurer
Margaret B.W. Graham                        Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    41

                           This page for your notes.


42    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

                           This page for your notes.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/08    43

                           This page for your notes.


44    Pioneer Real Estate Shares | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.